Stockholders' equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
12.	Stockholders’ equity:

(a)	Authorized:

The authorized share capital of the Company consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value issuable in series.

(b)	Issued and outstanding:

Number
Common stock	of shares

Balance, December 31, 2011	12,225,818
Issuance of common stock (note 18)	244,517

Balance, December 31, 2012	12,470,335
Issued on acquisition of Correvio (note 4)	2,481,596
Issued for cash upon exercise of options	5,192
Issued upon exercise of options in cashless transaction (note 12(c))	1,154
Balance, December 31, 2013	14,958,277

(c)	Stock options:

The Company’s 2001 amended stock option plan (“2001 Amended Plan”) provides for the granting of options to executive officers and directors, employees, and consultants of the Company. The 2001 Amended Plan, as approved by the shareholders, permits the maximum aggregate number of common shares issuable to be 1,400,000 common shares. The shares available for issuance generally vest in equal amounts at the end of each month over periods of up to four years with a maximum term of five years. The 2001 Amended plan restricts the maximum number of stock options issuable to insiders to 10% of the issued and outstanding common shares of the Company.

On May 26, 2010, the shareholders approved amendments to the 2001 Stock Option Plan. These amendments (i) permit the cashless exercise of options without payment of cash consideration, where the option holder receives the intrinsic value of the exercised options in the form of common shares issued from treasury, and (ii) provide option holders, at the discretion of the Board of Directors or Chief Executive Officer, with a cash surrender right which entitles the holder to surrender options and receive the intrinsic value of the surrendered options in cash.

Details of the stock option transactions for the years ended December 31, 2013 and 2012 are summarized as follows:

		Weighted	Weighted average
		average	remaining	Aggregate
		exercise price	contractual life	intrinsic value
	Number	(CAD$)	(years)	(CAD$)
Outstanding as at December 31, 2011	976,993	35.25	1.99	Nil

Options granted	590,000	2.10
Options forfeited	(260,431)	30.90
Options expired	(188,450)	59.75
Outstanding as at December 31, 2012	1,118,112	14.64	2.94	67

Options granted	545,000	3.28
Options exercised	(6,710)	1.70
Options forfeited	(245,226)	22.53
Options expired	(209,264)	33.40
Outstanding as at December 31, 2013	1,201,912	4.68	3.71	4,400
Exercisable as at December 31, 2013	602,438	6.18	3.14	2,218
Vested and expected to vest as at December 31, 2013	1,171,343	4.70	3.69	4,317

The outstanding options expire at various dates ranging to November 20, 2018.

At December 31, 2013, stock options to executive officers and directors, employees and consultants were outstanding as follows:

	Options outstanding			Options exercisable
		Weighted	Weighted		Weighted
		average	average		average
		remaining	exercise		exercise
Range of		contractual	price		price
exercise prices (CAD$)	Number	life (years)	(CAD$)	Number	(CAD$)

$1.65 to $1.67	272,000	4.22	1.65	60,250	1.65
$1.68 to $2.08	268,000	3.25	1.70	189,956	1.70
$2.09 to $3.78	300,000	3.50	2.45	211,972	2.45
$3.79 to $43.20	361,912	3.83	11.01	140,260	19.84

	1,201,912	3.71	4.68	602,438	6.18

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2013 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2012	341,686	1.81
Granted	545,000	2.17
Vested	(256,973)	1.87
Forfeited	(30,239)	2.11

Non-vested at December 31, 2013	599,474	2.10

As of December 31, 2013, there was $1,349 (2012 - $281) of total unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a weighted average period of 1.6 years (2012 – 1.5 years).

The aggregate intrinsic value of stock options exercised during the year ended December 31, 2013 was $32. No options were exercised during the year ended December 31, 2012.

The aggregate fair value of vested options during the year ended December 31, 2013 was $444 (2012 - $1,924).

For the year ended December 31, 2013, cash received relating to the exercise of stock options was $8. The Company did not receive any cash during the year ended December 31, 2012 related to the exercise of stock options.

(d)	Stock-based compensation:

The estimated fair value of options granted to executive officers and directors, and employees is amortized over the vesting period.  Compensation expense is recorded in research and development expenses and selling, general and administration expenses as follows:

	December 31,	December 31,
	2013	2012

Research and development	$-	$(128)
Selling, general and administration	645	674

Total	$645	$546

Compensation expense for the year ended December 31, 2012 also included a $276 reversal of expenses relating to forfeiture of unvested options by terminated employees (note 18).

The weighted average fair value of stock options granted during the year ended December 31, 2013 was $2.17 (2012 - $0.22). The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,
	2013	2012

Dividend yield	0%	0%
Expected volatility	82.7%	80.5%
Risk-free interest rate	1.3%	1.2%
Expected average life of the options	3.7 years	3.3 years
Estimated forfeiture rate	13.4%	13.9%

There is no dividend yield as the Company has not paid, and does not plan to pay, dividends on its common shares.  The expected volatility is based on the historical share price volatility of the Company’s daily share closing prices over a period equal to the expected life of each option grant.  The risk-free interest rate is based on yields from Canadian government bond yields with a term equal to the expected term of the options being valued.  The expected life of options represents the period of time that the options are expected to be outstanding based on the contractual term of the options and on historical data of option holder exercise and post-vesting employment termination behaviour. Forfeitures are estimated at the time of grant and, if necessary, management revises that estimate if actual forfeitures differ and adjusts stock-based compensation expense accordingly.

(e)	Share Consolidation

On April 12, 2013, the Company’s common shares were consolidated on a one-for-five basis. All shares and per share amounts in these consolidated financial statements have been adjusted retroactively for all periods presented to reflect the effects of the share consolidation.